Income Taxes - Schedule of Total Gross Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Ending Balance		$ 5.3	$ 38.9
Successor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	0	38.9	0
Increases related to acquisition	0	0	11.3
Increases related to positions taken on items from prior years	0	0	0
Decreases related to positions taken on items from prior years	0	(33.6)	0
Increases related to positions taken in the current year	0	0	27.6
Settlement of uncertain tax positions with tax authorities	0	0	0
Decreases due to expiration of statutes of limitations	0	0	0
Ending Balance	0	5.3	38.9
Predecessor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	0		0	0
Increases related to acquisition	0			0
Increases related to positions taken on items from prior years	0			0
Decreases related to positions taken on items from prior years	0			0
Increases related to positions taken in the current year	0			0
Settlement of uncertain tax positions with tax authorities	0			0
Decreases due to expiration of statutes of limitations	0			0
Ending Balance	$ 0			$ 0